Earnings per share - Schedule of Weighted Average Number of Shares used in Calculating Basic Earnings Per Share Value (Parenthetical) (Detail) - Class B Shares [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of weighted average number of shares used in calculating basic earnings per share value [line items]
Weighted average number of share held value	€ 173.8	€ 182.3	€ 185.7
Percentage of own share held on relative economic right	40.00%